SUBSEQUENT EVENTS (Details Narrative) (USD $)	Sep. 11, 2012	Aug. 07, 2012	Aug. 01, 2012
Subsequent Events [Abstract]
Non-qualified stock option to purchase			800,000
Exercise price per share			$ 0.30
Restricted common stock shares issued to Dr. James Canton			100,000
Percentage of PV's rights to receive residual payments from a certain Assigned Customer			0.50
Exchange			500,000
Licensing fee			$ 2,500
Transaction fee			0.07
Minimum transaction fee per month			2,500
Company incurred a set-up fee		2,500
First month		1,500
Second month		2,000
Third month		2,500
Company will incur a monthly fee of		3,000
Montly fee for vanity short code (800 Commerce)		1,100
Proceeds received	$ 100,000
Restricted common stock shares sold	400,000
Price per share	$ 0.25